CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 142,562	¥ 225,979	¥ 216,449
Cumulative translation adjustments:
Cumulative translation adjustments	(68,237)	110,628	67,500
Deferred income taxes	(12,856)	(141)	590
Total	(81,093)	110,487	68,090
Defined benefit pension plans:
Pension liability adjustment	(26,074)	5,259	15,093
Deferred income taxes	8,153	(1,854)	(5,384)
Total	(17,921)	3,405	9,709
Non-trading securities:
Net unrealized gain on non-trading securities	(1,492)	27,643	3,358
Deferred income taxes	81	(8,681)	(1,109)
Total	(1,411)	18,962	2,249
Total other comprehensive income	(100,425)	132,854	80,048
Comprehensive income	42,137	358,833	296,497
Less: Comprehensive income attributable to noncontrolling interests	9,346	10,945	4,875
Comprehensive income attributable to NHI shareholders	¥ 32,791	¥ 347,888	¥ 291,622